Capital and financial risk management - Carrying amounts and fair values of financial assets and liabilities (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
Financial instruments held at fair value by fair value hierarchy
Carrying value, Financial assets	£ 2,441	£ 3,894
Fair value, Financial Assets	2,441	3,894
Financial liabilities excluding lease liabilities	(13,738)	(3,566)
Financial liabilities excluding lease liabilities at fair value	(12,893)	(3,566)
Carrying value, Net financial assets and financial liabilities	(11,297)	328
Fair value, Net financial assets and financial liabilities	(10,452)	328
Financial liabilities measured at amortised cost | Short term loans and overdrafts
Financial instruments held at fair value by fair value hierarchy
Financial liabilities excluding lease liabilities	(91)	(49)
Financial liabilities excluding lease liabilities at fair value	(91)	(49)
Financial liabilities measured at amortised cost | Other bonds
Financial instruments held at fair value by fair value hierarchy
Financial liabilities excluding lease liabilities	(7,783)
Financial liabilities excluding lease liabilities at fair value	(6,935)
Financial liabilities measured at amortised cost | Commercial paper
Financial instruments held at fair value by fair value hierarchy
Financial liabilities excluding lease liabilities	(302)
Financial liabilities excluding lease liabilities at fair value	(302)
Financial liabilities measured at amortised cost | Non-voting preference shares
Financial instruments held at fair value by fair value hierarchy
Financial liabilities excluding lease liabilities	(25)
Financial liabilities excluding lease liabilities at fair value	(25)
Financial liabilities measured at amortised cost | Trade and other payables, Other provisions and certain other non-current liabilities in scope of IFRS 9
Financial instruments held at fair value by fair value hierarchy
Financial liabilities excluding lease liabilities	(3,253)	(2,673)
Financial liabilities excluding lease liabilities at fair value	(3,253)	(2,673)
Financial liabilities measured at amortised cost | Loans amount owing from related parties
Financial instruments held at fair value by fair value hierarchy
Financial liabilities excluding lease liabilities		(825)
Financial liabilities excluding lease liabilities at fair value		(825)
Financial liabilities measured at amortised cost | Bonds in a designated hedge relationship
Financial instruments held at fair value by fair value hierarchy
Financial liabilities excluding lease liabilities	(2,078)
Financial liabilities excluding lease liabilities at fair value	(2,081)
Financial liabilities at fair value through profit or loss | Held for trading derivatives that are not in a designated and effective hedging relationship
Financial instruments held at fair value by fair value hierarchy
Financial liabilities excluding lease liabilities	(23)	(18)
Financial liabilities excluding lease liabilities at fair value	(23)	(18)
Derivatives designated and effective as hedging instruments | Derivatives designated in a cash flow hedge and net investment hedge
Financial instruments held at fair value by fair value hierarchy
Financial liabilities excluding lease liabilities	(44)	(1)
Financial liabilities excluding lease liabilities at fair value	(44)	(1)
Derivatives designated and effective as hedging instruments | Derivatives designated in fair value hedges
Financial instruments held at fair value by fair value hierarchy
Financial liabilities excluding lease liabilities	(139)
Financial liabilities excluding lease liabilities at fair value	(139)
Loans amount owing from related parties
Financial instruments held at fair value by fair value hierarchy
Carrying value, Financial assets		1,508
Derivatives designated and effective as hedging instruments
Financial instruments held at fair value by fair value hierarchy
Fair value, Financial Assets	2
Derivatives designated and effective as hedging instruments | Cash flow hedges and net investment hedges
Financial instruments held at fair value by fair value hierarchy
Carrying value, Financial assets	2	12
Fair value, Financial Assets	2	12
Derivatives designated and effective as hedging instruments | Fair value hedges
Financial instruments held at fair value by fair value hierarchy
Carrying value, Financial assets	2
Fair value, Financial Assets	2
Financial assets measured at amortised cost | Cash and cash equivalents
Financial instruments held at fair value by fair value hierarchy
Carrying value, Financial assets	674	411
Fair value, Financial Assets	674	411
Financial assets measured at amortised cost | Trade and other receivables and certain other non-current assets
Financial instruments held at fair value by fair value hierarchy
Carrying value, Financial assets	1,663	1,955
Fair value, Financial Assets	1,663	1,955
Financial assets measured at amortised cost | Loans amount owing from related parties
Financial instruments held at fair value by fair value hierarchy
Carrying value, Financial assets		1,508
Fair value, Financial Assets		1,508
Financial assets at fair value through profit or loss | Held for trading derivatives that are not in a designated and effective hedging relationship
Financial instruments held at fair value by fair value hierarchy
Carrying value, Financial assets	90	5
Fair value, Financial Assets	90	5
Financial assets at fair value through profit or loss | Money market funds
Financial instruments held at fair value by fair value hierarchy
Carrying value, Financial assets	10	3
Fair value, Financial Assets	10	3
Financial assets at fair value through profit or loss | Derivatives designated and effective as hedging instruments
Financial instruments held at fair value by fair value hierarchy
Fair value, Financial Assets	£ 2
Financial assets at fair value through other comprehensive income | Derivatives designated and effective as hedging instruments
Financial instruments held at fair value by fair value hierarchy
Fair value, Financial Assets		£ 12